BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated November 20, 2014 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Sorin Capital Management, LLC (“Sorin”) will serve as a sub-adviser to the Fund.

Effective December 1, 2014, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on pages 13-14 of the Prospectus are revised to include Sorin and, as applicable, its corresponding strategy:

Sorin Capital Management, LLC – Fundamental Strategies

Assignment of Sub-Adviser

Credit Suisse Hedging-Griffo Serviços Internacionais S.A. (“CSHG”) serves as a sub-adviser to the Fund pursuant to an investment advisory agreement (the “CSHG Subadvisory Agreement”) between Blackstone Alternative Investment Advisors LLC (“Blackstone”) and CSHG. CSHG is wholly-owned by Banco de Investimentos Credit Suisse (Brasil) S.A. (“Credit Suisse”), which is ultimately owned by Credit Suisse Group AG.

CSHG has announced that, in connection with a reorganization of its investment advisory business (the “Reorganization”), the CSHG Subadvisory Agreement will be assigned to Verde Serviços Internacionais S.A. (“Verde”). Effective January 1, 2015, Luis Stuhlberger, the current managing director and principal of CSHG, will become the controlling shareholder and Credit Suisse will become an indirect minority shareholder of Verde. The Reorganization will result in a change of control of CSHG, and consequently, the assignment and automatic termination of the CSHG Subadvisory Agreement.

The Board of Trustees has approved a new investment advisory agreement between Blackstone and Verde to replace the CSHG Subadvisory Agreement upon its termination. Neither the Reorganization nor the entry into a new investment advisory agreement is expected to result in any material change to the portfolio management team, investment processes or the nature and quality of services Verde will provide to the Fund.

Effective January 1, 2015, all references to CSHG in the Fund’s Prospectus and Statement of Additional Information are deleted in their entirety and replaced as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on pages 13-14 of the Prospectus are revised to include Verde and, as applicable, its corresponding strategy:

Verde Serviços Internacionais S.A. – Global Macro Strategies

Principal Investment Risks

Effective December 1, 2014, the principal investment risks in the Fund’s Prospectus and Statement of Additional Information are revised as follows:

Commercial Mortgage-Backed Securities Risk

The following risk is added to the section “Mortgage- and Asset-Backed Securities Risk” on pages 22-23 of the Prospectus and the section “Asset-Backed and Related Securities” on page 22 of the Statement of Additional Information:

•	Commercial Mortgage-Backed Securities Risk. The Fund may invest in CMBS, which represent interests in pools of mortgage loans secured by commercial properties. Mortgage loans on commercial properties often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity (as a “balloon payment”), and repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing and/or upon the value and saleability of the real estate at the relevant time. Therefore, the unavailability of real estate financing may lead to default on the mortgage loan. Most commercial mortgage loans underlying CMBS are effectively nonrecourse obligations of the applicable borrowers, meaning that there is no recourse against a borrower’s assets other than the specific property encumbered as security. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, to the classes of CMBS may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed-in-lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related CMBS. Revenues from the assets underlying a commercial mortgage loan and related CMBS may be retained by the borrower and/or used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenues generally are not recoverable without a court-appointed receiver to control cash flow from the collateral. The holder of CMBS does not have a contractual relationship with the borrowers of the underlying commercial mortgage loans and typically has no right directly to enforce compliance by the borrowers with the terms of the loan agreements, nor any rights of set-off against the borrowers, nor will it have the right to object to certain changes to the underlying loan agreements, nor to move directly against the collateral supporting the related loans. The Fund may invest in subordinated classes of CMBS, which involve greater credit risk, tend to be less liquid and may be more difficult to value than senior classes of CMBS. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may substantially decrease the liquidity and value of subordinated CMBS, especially in a thinly traded market. Subordinated classes of CMBS may include lower-rated or unrated securities that are considered speculative with respect to the issuer’s continuing ability to pay principal and interest in accordance with their terms.